REVENUE - Additional Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) customer	Jun. 30, 2025 USD ($)
Disclosure of operating segments [line items]
Revenues	$ 940	$ 866	$ 1,824	$ 1,795
One Customer
Disclosure of operating segments [line items]
Revenues	$ 309	$ 307	$ 597	$ 616
Customer Concentration Risk | Partnership's Sales Revenue, Net
Disclosure of operating segments [line items]
Concentration risk, number of customers | customer			1